Related Party Balances and Transactions - Loan from related party (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Loan from related party	¥ 260,000	¥ 25,799
Beijing Changxing Information Technology Co., Ltd
Related Party Transaction [Line Items]
Loan from related party		¥ 25,799
Interest rate		15.00%
Beijing Bitauto Interactive Technology Co., Ltd.
Related Party Transaction [Line Items]
Loan from related party	¥ 260,000
Interest rate	6.00%